Income Taxes - Income Taxes Payable Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Taxes
As at January 1	$ 274	$ 442
Current tax	599	510
Withholding tax upon dividend declaration from PRC entities	2,140	796
Tax paid	(2,458)	(1,609)
Exchange difference	2	2
As at June 30	$ 557	$ 141